Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2021
Investment in Associates [Abstract]
Summary of Investments in Associates
The following table summarizes the activity related to the investment in associates balance for the years ended December 31, 2021, 2020 and 2019.

Investment in Associates	$000's
As of January 1, 2019	—
Reclassification of Karuna investment at initial public offering	118,006
Investment in Gelesis upon deconsolidation	16,444
Share of net loss of Karuna accounted for using the equity method	(6,345)
Share of net profit of Gelesis accounted for using the equity method	37,136
Impairment of investment in Gelesis	(42,938)
Reclassification of investment upon loss of significant influence	(111,661)
As of December 31, 2019 and January 1, 2020	10,642
Share of net loss in Gelesis	(34,117)
Share of other comprehensive income in Gelesis	469
Share of losses recorded against long term interests	23,006
As of December 31, 2020 and January 1, 2021	—
Share of net loss in Gelesis	(73,703)
Share of losses recorded against long term interests	73,703
As of December 31, 2021	—

Summary of Financial information of Gelesis
The following table summarizes the financial information of Gelesis as included in its own financial statements, adjusted for fair value adjustments at deconsolidation and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Company’s interest in Gelesis. The information for the year ended December 31, 2019, includes the results of Gelesis only for the period July 1, 2019 to December 31, 2019, as Gelesis was consolidated prior to this period.

	2021 $000s	2020 $000s
As of and for the year ended December 31,
Percentage ownership interest	42.0%	47.9%
Non-current assets	357,508	372,184
Current assets	66,092	92,875
Non-current liabilities	(120,786)	(133,743)
Current liabilities	(537,432)	(300,748)
Non controlling interests and options issued to third parties	(14,216)	(6,577)
Net assets attributable to shareholders of Gelesis Inc.	(248,834)	23,989
Group's share of net assets	(104,527)	11,481
Goodwill	7,211	8,216
Impairment provision balance	(37,495)	(42,702)
Equity method losses recorded against Long-term Interests	96,709	23,006
Unrecognized equity method losses (*)	38,101	—
Investment in associate	—	—
	2021 $000s	2020 $000s	2019 $000s

Revenue	11,185	21,442	—
Income/(loss) from continuing operations (100%)	(271,430)	(71,157)	74,573
Total comprehensive income/(loss) (100%)	(273,005)	(70,178)	74,573
Group's share in net income (losses) - limited to net investment amount	(73,703)	(34,117)	37,136
Group's share of total comprehensive income (loss) - limited to net investment amount	(73,703)	(33,648)	37,136
(*) Unrecognized equity method losses includes unrecognized other comprehensive loss of $0.7 million.